Document and Entity Information (USD $)	12 Months Ended
	May 31, 2012	Jul. 18, 2012	Nov. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	May 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	RPM
Entity Registrant Name	RPM INTERNATIONAL INC/DE/
Entity Central Index Key	0000110621
Current Fiscal Year End Date	--05-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		131,896,543
Entity Public Float			$ 3,043,767,780